UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Aspiriant, LLC
Address: 101 Second Street, Suite 1400
         San Francisco, CA  94105

13F File Number:  028-13064

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael H. Kossman
Title:     Chief Financial Officer
Phone:     415.371.7800

Signature, Place, and Date of Signing:

 /s/    Michael H. Kossman     San Francisco, CA     November 9, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    46

Form 13F Information Table Value Total:    $532,601 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN EXPRESS CO            COM              025816109      649    11413 SH       SOLE                    11413        0        0
APPLE INC                      COM              037833100     1652     1102 SH       SOLE                     1102        0        0
BARCLAYS BK PLC                IPSPGS TTL ETN   06738C794     8153   236938 SH       SOLE                   236938        0        0
BERKSHIRE HATHAWAY INC DEL     CL A             084670108     1460       11 SH       SOLE                       11        0        0
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702    39631   449335 SH       SOLE                   449335        0        0
CONOCOPHILLIPS                 COM              20825C104      265     4634 SH       SOLE                     4634        0        0
EXXON MOBIL CORP               COM              30231G102      342     3744 SH       SOLE                     3744        0        0
GENERAL ELECTRIC CO            COM              369604103      336    14781 SH       SOLE                    14781        0        0
GOLDMAN SACHS GROUP INC        SP ENHCMD37ETN   38144L852    97051  1951165 SH       SOLE                  1951165        0        0
ISHARES INC                    MSCI SINGAPORE   464286673      254    18939 SH       SOLE                    18939        0        0
ISHARES TR                     S&P 500 INDEX    464287200    45237   313274 SH       SOLE                   313274        0        0
ISHARES TR                     BARCLY USAGG B   464287226      975     8669 SH       SOLE                     8669        0        0
ISHARES TR                     MSCI EMERG MKT   464287234     1352    32710 SH       SOLE                    32710        0        0
ISHARES TR                     MSCI EAFE INDEX  464287465     1576    29740 SH       SOLE                    29740        0        0
ISHARES TR                     RUSSELL1000VAL   464287598     4025    55762 SH       SOLE                    55762        0        0
ISHARES TR                     RUSSELL1000GRW   464287614     7923   528464 SH       SOLE                   528464        0        0
ISHARES TR                     RUSSELL 1000     464287622    11393   143347 SH       SOLE                   143347        0        0
ISHARES TR                     RUSL 2000 VALU   464287630     2649    35832 SH       SOLE                    35832        0        0
ISHARES TR                     RUSSELL 2000     464287655     1562    18720 SH       SOLE                    18720        0        0
ISHARES TR                     RUSL 3000 VALU   464287663     2040    21596 SH       SOLE                    21596        0        0
ISHARES TR                     RUSSELL 3000     464287689      326     3845 SH       SOLE                     3845        0        0
ISHARES TR                     DJ US REAL EST   464287739    49929   775535 SH       SOLE                   775535        0        0
ISHARES TR                     S&P SH NTL AMTFR 464288158      917     8574 SH       SOLE                     8574        0        0
ISHARES TR                     MSCI ACWI EX     464288240     3704    94028 SH       SOLE                    94028        0        0
ISHARES TR                     MSCI ACWI INDX   464288257     1067    22852 SH       SOLE                    22852        0        0
ISHARES TR                     MSCI SMALL CAP   464288273      555    14342 SH       SOLE                    14342        0        0
ISHARES TR                     EPRA/NAR DEV R/E 464288489     5096   163797 SH       SOLE                   163797        0        0
ISHARES TR                     BARCLYS INTER CR 464288638      291     2610 SH       SOLE                     2610        0        0
ISHARES TR                     BARCLYS 1-3YR CR 464288646     2401    22700 SH       SOLE                    22700        0        0
ISHARES TR                     RSSL MCRCP IDX   464288869     1692    32014 SH       SOLE                    32014        0        0
ISHARES TR                     MSCI VAL IDX     464288877     2592    57078 SH       SOLE                    57078        0        0
JPMORGAN CHASE & CO            ALERIAN ML ETN   46625h365      668    16514 SH       SOLE                    16514        0        0
K12 INC                        COM              48273u102      602    29806 SH       SOLE                    29806        0        0
PROCTER & GAMBLE CO            COM              742718109      205     2959 SH       SOLE                     2959        0        0
SELECT SECTOR SPDR TR          SBI INT-FINL     81369y605    22015  1412176 SH       SOLE                  1412176        0        0
SPDR INDEX SHS FDS             EMERG MKTS ETF   78463X509      418     6581 SH       SOLE                     6581        0        0
SPDR INDEX SHS FDS             DJ INTL RL ETF   78463X863    77060  1963314 SH       SOLE                  1963314        0        0
SPDR INDEX SHS FDS             S&P INTL SMLCP   78463X871     6334   231760 SH       SOLE                   231760        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103    65411   454335 SH       SOLE                   454335        0        0
UBS AG JERSEY BRH              ALERIAN INFRST   902641646     1447    42523 SH       SOLE                    42523        0        0
VANGUARD INDEX FDS             REIT ETF         922908553     1126    17334 SH       SOLE                    17334        0        0
VANGUARD INDEX FDS             SM CP VAL ETF    922908611      584     8123 SH       SOLE                     8123        0        0
VANGUARD INDEX FDS             VALUE ETF        922908744      818    13934 SH       SOLE                    13934        0        0
VANGUARD INTL EQUITY INDEX F   ALLWRLD EX US    922042775    35501   826366 SH       SOLE                   826366        0        0
VANGUARD INTL EQUITY INDEX F   MSCI EMR MKT ETF 922042858    23097   553618 SH       SOLE                   553618        0        0
VANGUARD WORLD FDS             ENERGY ETF       92204a306      220     2059 SH       SOLE                     2059        0        0